Provisions - Development of Total Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Balance at beginning of period	€ 70,837	€ 57,281
Business combination		1,259
Consumption	39,596	25,837
Release	16,025	7,960
Foreign exchange	(80)	(2,600)
Additions	46,091	48,694
Balance at end of period	61,228	70,837
Other personnel expenses
Provisions
Balance at beginning of period	48,699	36,012
Business combination		419
Consumption	37,851	23,105
Release	10,858	3,374
Foreign exchange	91	(2,525)
Additions	43,573	41,272
Balance at end of period	43,654	48,699
Pensions
Provisions
Balance at beginning of period	14,261	14,428
Business combination		553
Consumption	735	1,629
Release	579	1,404
Foreign exchange	8	(12)
Additions	1,215	2,325
Balance at end of period	14,170	14,261
Other provisions
Provisions
Balance at beginning of period	7,877	6,841
Business combination		287
Consumption	1,011	1,103
Release	4,588	3,182
Foreign exchange	(179)	(63)
Additions	1,303	5,097
Balance at end of period	€ 3,404	€ 7,877